Note 17 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurement as of December 31, 2021
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contracts, current portion	$540,753	-	$540,753	-
Liabilities
Interest rate swap contracts, long-term portion	$952,666	-	$952,666	-
	Fair Value Measurement as of December 31, 2020
	Total	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	$203,553	-	$203,553	-
Interest rate swap contract, long-term portion	$362,195	-	$362,195	-